ALPINE CYCLICAL ADVANTAGE PROPERTY FUND

A SERIES OF ALPINE EQUITY TRUST

Supplement dated May 19, 2011 to the Prospectus and Statement of Additional Information
 both dated March 1, 2011

Effective immediately, David Kruth is no longer an associate portfolio manager of the Alpine Cyclical Advantage Property Fund.

Please retain this Supplement for future reference.